Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property, plant and equipment at December 31 consisted of the following:

	2023	2022
Land	$377	$376
Buildings and land improvements	14,795	14,404
Machinery and equipment	16,055	15,844
Construction in progress	1,679	1,368

Gross property, plant and equipment	32,906	31,992
Less accumulated depreciation	(22,245)	(21,442)

Total	$10,661	$10,550